Total
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.		Investor Class	I Class	Advisor Class
Management fees	[1]	0.33%	0.33%	0.33%
Distribution and service (12b-1) fees		none	none	0.25%
Other expenses		0.12%	0.02%	0.17%
Total annual fund operating expenses	[1]	0.45%	0.35%	0.75%
[1]	Restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - USD ($)	Investor Class	I Class	Advisor Class
1 Year	$ 46	$ 36	$ 77
3 Years	144	113	240
5 Years	252	197	417
10 Years	$ 567	$ 443	$ 930

Supplement to Prospectus and Summary Prospectus dated July 1, 2021

The following changes are effective October 1, 2021.

The fund’s Board of Directors (Board) has approved lowering the fund’s management fee. The fund’s management fee consists of a group fee component that declines at certain asset levels based on the combined net assets of all T. Rowe Price funds (except the funds-of-funds, TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private-label mutual funds) and an individual fund fee component. On February 28, 2021, the effective annual group fee rate was 0.28% of the fund’s average daily net assets and its individual fund fee rate, also applied to the fund’s average daily net assets, was 0.10%. Effective October 1, 2021, the fund’s individual fund fee rate will be reduced to 0.05% of the fund’s average daily net assets.

To reflect the lower management fee, the fee table and expense example on pages 1 and 2 of the summary prospectus and prospectus are revised as follows: